Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	$ 1,102
Carrying amount of hedging instruments, Liability	(9,432)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(2,331)
Hedge ineffectiveness Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	2,333
Ineffectiveness recorded in non-interest revenue - other	(4)
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	1,102
Carrying amount of hedging instruments, Liability	(2,363)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(2,120)
Hedge ineffectiveness Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	2,122
Ineffectiveness recorded in non-interest revenue - other	(4)
Interest rate risk [member] | Cash flow hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	18
Carrying amount of hedging instruments, Liability	(1,261)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(1,685)
Hedge ineffectiveness Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	1,687
Ineffectiveness recorded in non-interest revenue - other	(4)
Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	(7,069)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(211)
Hedge ineffectiveness Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	211
Foreign exchange risk [member] | Cash flow hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	1,084
Carrying amount of hedging instruments, Liability	(1,074)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(459)
Hedge ineffectiveness Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	459
Equity price risk [member] | Cash flow hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	(28)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	24
Hedge ineffectiveness Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	$ (24)